Preferred Stock Preferred Stock - MEC (Details) $ in Millions	12 Months Ended
Dec. 31, 2013 USD ($)
MidAmerican Energy Company [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Value	$ 28